Sterling Capital Mid Value Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99 .9%
Auto Components — 3 .3%
70,258
Gentex Corp. .....................
$ 2,383,854
Banks — 5 .0%
16,914
M&T Bank Corp. ..................
2,153,152
20,084
South State Corp. ..................
1,452,073
3,605,225
Chemicals — 7 .0%
81,253
Axalta Coating Systems, Ltd. (a) .......
2,319,773
68,587
Corteva, Inc. .....................
2,655,689
4,975,462
Construction & Engineering — 3 .5%
23,253
Jacobs Engineering Group, Inc. ........
2,533,647
Consumer Finance — 4 .1%
137,964
SLM Corp. ......................
1,709,374
35,801
Synchrony Financial ................
1,242,653
2,952,027
Containers & Packaging — 4 .0%
28,703
Crown Holdings, Inc. (a) .............
2,876,041
Diversified Financial Services — 2 .4%
68,312
Jefferies Financial Group, Inc. .........
1,680,475
Diversified Telecommunication Services — 2 .0%
146,045
CenturyLink, Inc. ..................
1,423,939
Electric Utilities — 3 .9%
22,938
ALLETE, Inc. ....................
1,420,780
31,713
Portland General Electric Co. .........
1,356,365
2,777,145
Electrical Equipment — 3 .1%
42,513
Sensata Technologies Holding PLC (a) ...
2,242,136
Energy Equipment & Services — 1 .3%
35,100
Core Laboratories NV ..............
930,501
Food Products — 1 .9%
36,241
Cal-Maine Foods, Inc. (a) ............
1,360,487
Health Care Equipment & Supplies — 2 .8%
13,060
Zimmer Biomet Holdings, Inc. ........
2,012,415
Health Care Providers & Services — 11 .6%
39,917
Centene Corp. (a) ..................
2,396,218
9,311
HCA Healthcare, Inc. ...............
1,531,287
12,148
Laboratory Corp. of America Holdings (a)
2,472,725
10,855
McKesson Corp. ..................
1,887,902
8,288,132
Hotels, Restaurants & Leisure — 3 .3%
5,657
Cracker Barrel Old Country Store, Inc. ..
746,272
14,666
Hilton Worldwide Holdings, Inc. .......
1,631,739
2,378,011
Household Durables — 2 .4%
12,378
Mohawk Industries, Inc. (a) ...........
1,744,679
Shares Fair Value
COMMON STOCKS — (continued)
Household Products — 1 .7%
15,014
Spectrum Brands Holdings, Inc. .......
$ 1,185,806
Insurance — 6 .7%
8,319
Enstar Group, Ltd. (a) ...............
1,704,480
14,116
Lincoln National Corp. ..............
710,176
2,288
Markel Corp. (a) ...................
2,364,190
4,778,846
Internet & Direct Marketing Retail — 1 .7%
24,642
eBay, Inc. .......................
1,238,260
IT Services — 3 .4%
16,816
Euronet Worldwide, Inc. (a) ...........
2,436,975
Machinery — 2 .1%
57,338
Trinity Industries, Inc. ..............
1,513,150
Media — 5 .4%
14,023
Liberty Broadband Corp. , Class C (a) ....
2,220,768
93,623
News Corp. , Class B ...............
1,663,681
3,884,449
Oil, Gas & Consumable Fuels — 1 .3%
86,155
CNX Resources Corp. (a) ............
930,474
Pharmaceuticals — 1 .6%
32,965
Prestige Consumer Healthcare, Inc. (a) ...
1,149,489
Professional Services — 2 .7%
23,108
ASGN, Inc. (a) ....................
1,930,211
Real Estate Management & Development
— 4 .0%
45,118
CBRE Group, Inc. , Class A (a) .........
2,829,801
Specialty Retail — 2 .4%
17,946
CarMax, Inc. (a) ...................
1,695,179
Technology Hardware, Storage & Peripherals
— 3 .5%
67,490
NCR Corp. (a) ....................
2,535,599
Trading Companies & Distributors — 1 .8%
29,503
Air Lease Corp. ...................
1,310,523
Total Common Stocks
(Cost $ 50,478,371 ) ............... 71,582,938
MONEY MARKET FUND — 0 .3%
219,522
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (b) .......
219,522
Total Money Market Fund
(Cost $ 219,522 ) ................. 219,522
Total Investments — 100 .2%
(Cost $ 50,697,893 ) ............................ 71,802,460
Net Other Assets (Liabilities) — ( 0 .2 ) % .............. (108,444)
NET ASSETS — 100.0% .......................
$ 71,694,016
(a) Represents non-income producing security.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Mid Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Mid Value Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Mid Value Fund ..................... $ 71,802,460 (a) $ — $ — $ 71,802,460
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.